Common Stock Options	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Common Stock Options
Common Stock Options

Note 15 – Common Stock Options

Stock Incentive Plan

On February 12, 2020, the Company’s stockholders approved our 2019 Stock Incentive Plan (the “2019 Plan”), which had been adopted by the Company’s Board of Directors (the “Board”) as of December 10, 2019. The 2019 Plan provides for the issuance of up to 10,000,000 shares of common stock to the Company and its subsidiaries’ employees, officers, directors, consultants and advisors, stock options (non-statutory and incentive), restricted stock awards, stock appreciation rights (“SARs”), restricted stock units (“RSUs”) and other performance stock awards. Options granted under the 2019 Plan may either be intended to qualify as incentive stock options under the Internal Revenue Code of 1986, or may be non-qualified options, and are exercisable over periods not exceeding ten years from date of grant. Unless sooner terminated in accordance with its terms, the Stock Plan will terminate on December 10, 2029.

The Company recognized a total of $82,260, and $654,579 of compensation expense during the six months ended June 30, 2022 and 2021, respectively, related to common stock options issued in the prior year to Officers, Directors, and Employees that are being amortized over the implied service term, or vesting period, of the options. The remaining unamortized balance of these options is $220,421 as of June 30, 2022.

Note 17 – Common Stock Options

Stock Incentive Plan

On February 12, 2020, the Company’s stockholders approved our 2019 Stock Incentive Plan (the “2019 Plan”), which had been adopted by the Company’s Board of Directors (the “Board”) as of December 10, 2019. The 2019 Plan provides for the issuance of up to 10,000,000 shares of common stock to the Company and its subsidiaries’ employees, officers, directors, consultants and advisors, stock options (non-statutory and incentive), restricted stock awards, stock appreciation rights (“SARs”), restricted stock units (“RSUs”) and other performance stock awards. Options granted under the 2019 Plan may either be intended to qualify as incentive stock options under the Internal Revenue Code of 1986, or may be non-qualified options, and are exercisable over periods not exceeding ten years from date of grant. Unless sooner terminated in accordance with its terms, the Stock Plan will terminate on December 10, 2029.

Common Stock Options Issued for Services

On May 28, 2021, the Company awarded options to purchase 1,000,000 shares of common stock under the 2019 Plan at an exercise price equal to $0.1782 per share, exercisable over a ten year period to the Company’s CFO and COO, Vahé Gabriel. The options vested immediately as to 500,000 shares, and vest as to the remaining 500,000 shares quarterly in 250,000 increments over the following two quarters. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 183% and a call option value of $0.1719, was $171,949. The options were expensed over the vesting period, resulting in $171,949 of stock-based compensation expense during the year ended December 31, 2021.

On May 25, 2021, the Company awarded options to purchase an aggregate 425,000 shares of common stock under the 2019 Plan at an exercise price equal to $0.17 per share, exercisable over a ten year period to three advisory board members. The options vest in equal quarterly installments over two years. The aggregate estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 183% and a call option value of $0.1653, was $70,269. The options are being expensed over the vesting period, resulting in $20,493 of stock-based compensation expense during the year ended December 31, 2021. As of December 31, 2021, a total of $49,776 of unamortized expenses are expected to be expensed over the vesting period.

On January 1, 2021, the Company awarded options to purchase 5,500,000 shares of common stock at an exercise price equal to $0.13 per share to Isiah L. Thomas III, the Company’s Chief Executive Officer and Vice Chairman. The options were issued outside of the 2019 Plan and are exercisable over a ten year period. The options vested immediately as to 2,750,000 shares, and vest as to the remaining 2,750,000 shares quarterly in 250,000 increments over the following eleven quarters. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 192% and a call option value of $0.1174, was $645,624. The options are being expensed over the vesting period, resulting in $410,853 of stock-based compensation expense during the year ended December 31, 2021. As of December 31, 2021, a total of $234,771 of unamortized expenses are expected to be expensed over the vesting period.

ONE WORLD PRODUCTS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

On January 1, 2021, the Company awarded options to purchase 350,000 shares of common stock under the 2019 Plan at an exercise price equal to $0.13 per share, exercisable over a ten year period to the Company’s Chairman of the Board, Dr. Ken Perego. The options vest in equal quarterly installments over one year. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 192% and a call option value of $0.1170, was $40,943. The options were expensed over the vesting period, resulting in $40,943 of stock-based compensation expense during the year ended December 31, 2021.

On January 1, 2021, the Company awarded options to purchase 475,000 shares of common stock under the 2019 Plan at an exercise price equal to $0.13 per share, exercisable over a ten year period to Bruce Raben, one of the Company’s Directors. The options vest in equal quarterly installments over one year. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 192% and a call option value of $0.1170, was $55,565. The options were expensed over the vesting period, resulting in $55,565 of stock-based compensation expense during the year ended December 31, 2021.

On January 1, 2021, the Company awarded options to purchase an aggregate 1,842,000 shares of common stock under the 2019 Plan at an exercise price equal to $0.13 per share, exercisable over a ten year period to seven consultants and employees. The options vest in equal quarterly installments over one year. The aggregate estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 192% and a call option value of $0.1170, was $215,475. The options were expensed over the vesting period, resulting in $215,475 of stock-based compensation expense during the year ended December 31, 2021.

On December 31, 2020, the Company awarded options to purchase 250,000 shares of the Company’s Common Stock at an exercise price equal to $0.13 per share to a consultant. The options vest in equal quarterly installments over the following year. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 192% and a call option value of $0.1170, was $29,245. The options were expensed over the vesting period, resulting in $29,245 of stock-based compensation expense during the year ended December 31, 2021.

On December 31, 2020, the Company awarded options to purchase 125,000 shares of the Company’s Common Stock at an exercise price equal to $0.13 per share to a consultant. The options vest in equal quarterly installments over the following year. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 192% and a call option value of $0.1170, was $14,622. The options were expensed over the vesting period, resulting in $14,622 of stock-based compensation expense during the year ended December 31, 2021.

On December 31, 2020, the Company awarded options to purchase 50,000 shares of the Company’s Common Stock at an exercise price equal to $0.13 per share to a consultant. The options vest in equal quarterly installments over the following year. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 192% and a call option value of $0.1170, was $5,849. The options were expensed over the vesting period, resulting in $5,849 of stock-based compensation expense during the year ended December 31, 2021.

On July 1, 2020, the Company awarded options to purchase 125,000 shares of the Company’s Common Stock at an exercise price equal to $0.38 per share to a consultant. The options are exercisable over a ten year period. The options vested quarterly over six months. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 303% and a call option value of $0.3798, was $47,476. The options were expensed over the vesting period, resulting in $47,476 of stock-based compensation expense during the year ended December 31, 2020.

On July 1, 2020, the Company awarded options to purchase 1,000,000 shares of the Company’s Common Stock at an exercise price equal to $0.38 per share to a consultant. The options were exercisable over a ten year period. The options will vest quarterly over three years. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 303% and a call option value of $0.38, was $379,958. The options were being expensed over the vesting period, resulting in $63,326 of stock-based compensation expense during the year ended December 31, 2020. On December 31, 2020, the options were voluntarily surrendered and cancelled.

On July 1, 2020, the Company awarded options to purchase 125,000 shares of the Company’s Common Stock at an exercise price equal to $0.38 per share to a consultant for Advisory Board services. The options are exercisable over a ten year period. The options will vest quarterly over one year. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 303% and a call option value of $0.3799, was $47,482. The options are being expensed over the vesting period, resulting in $23,742 and $23,742 of stock-based compensation expense during the years ended December 31, 2021 and 2020, respectively.

ONE WORLD PRODUCTS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

On June 3, 2020, the Company awarded options to purchase 5,500,000 shares of the Company’s Common Stock at an exercise price equal to $0.55 per share to Isiah L. Thomas III, the Company’s Chief Executive Officer and Vice Chairman. The options were issued outside of the Company’s 2019 Plan and are exercisable over a ten year period. The options vest as to 1,500,000 shares immediately, as to 1,000,000 shares 120 days following the issuance of the option (the “Second Vesting Date”), and as to the remaining 3,000,000 shares vesting quarterly over the three years following the Second Vesting Date. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 301% and a call option value of $0.5499, was $3,024,689. The options were being expensed over the vesting period, resulting in $1,206,933 of stock-based compensation expense during the year ended December 31, 2020. On December 31, 2020, the options were voluntarily surrendered and cancelled.

On May 31, 2020, the Company awarded options to purchase 350,000 shares of the Company’s Common Stock at an exercise price equal to $0.56 per share to the Company’s Chairman of the Board, Dr. Ken Perego. The options vest as to 116,667 shares immediately, with the remaining 233,333 shares vesting quarterly over the following two years, beginning October 1, 2020. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 302% and a call option value of $0.5599, was $195,959. The options were being expensed over the vesting period, resulting in $102,056 of stock-based compensation expense during the year ended December 31, 2020. On December 31, 2020, the options were voluntarily surrendered and cancelled.

On May 31, 2020, the Company awarded options to purchase 350,000 shares of the Company’s Common Stock at an exercise price equal to $0.56 per share to Bruce Raben, one of the Company’s Directors. The options vest as to 116,667 shares immediately, with the remaining 233,333 shares vesting quarterly over the following two years, beginning October 1, 2020. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 302% and a call option value of $0.5599, was $195,959. The options were being expensed over the vesting period, resulting in $102,056 of stock-based compensation expense during the year ended December 31, 2020. On December 31, 2020, the options were voluntarily surrendered and cancelled.

On May 31, 2020, the Company awarded options to purchase an aggregate 1,900,000 shares of the Company’s Common Stock at an exercise price equal to $0.56 per share to six consultants and employees. The options vest as to 633,333 shares immediately, with the remaining 1,266,667 shares vesting quarterly over the following three years, beginning October 1, 2020. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 302% and a call option value of $0.5599, was $1,063,879. The options were being expensed over the vesting period, resulting in $458,058 of stock-based compensation expense during the year ended December 31, 2020. On December 31, 2020, the options were voluntarily surrendered and cancelled.

On May 31, 2020, the Company awarded options to purchase an aggregate 100,000 shares of the Company’s Common Stock at an exercise price equal to $0.56 per share to two consultants. The options vest as to 33,333 shares immediately, with the remaining 66,667 shares vesting quarterly over the following three years, beginning October 1, 2020. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 302% and a call option value of $0.5599, was $55,994. The options are being expensed over the vesting period, resulting in $12,100 and $25,760 of stock-based compensation expense during the years ended December 31, 2021 and 2020, respectively. As of December 31, 2021, a total of $18,134 of unamortized expenses are expected to be expensed over the vesting period.

Common Stock Options Exercised

On July 26, 2021, a total of 60,000 shares of common stock were issued upon exercise on a cashless basis of options to purchase 125,000 shares of common stock at a price $0.13 per share.

The following is a summary of information about the Stock Options outstanding at December 31, 2021.

Shares Underlying
Shares Underlying Options Outstanding				Options Exercisable
Weighted
	Shares	Average	Weighted	Shares	Weighted
	Underlying	Remaining	Average	Underlying	Average
Range of	Options	Contractual	Exercise	Options	Exercise
Exercise Prices	Outstanding	Life	Price	Exercisable	Price
$0.13 - $0.56	10,742,000	8.63 years	$0.16	7,467,612	$0.17

ONE WORLD PRODUCTS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The following is a summary of activity of outstanding stock options:

		Weighted
		Average
	Number	Exercise
	of Shares	Prices
Balance, December 31, 2019	766,669	$0.50
Options granted	9,875,000	0.51
Options exercised	(9,366,669)	(0.53)
Balance, December 31, 2020	1,275,000	0.36
Options granted	9,592,000	0.14
Options exercised	(125,000)	(0.13)
Balance, December 31, 2021	10,742,000	$0.16

Exercisable, December 31, 2021	7,467,612	$0.17